UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21760

Name of Fund: BlackRock Multi-Strategy Hedge Advantage

Fund Address: 55 East 52nd Street, New York, NY 10065

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Multi-Strategy Hedge Advantage, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (877) GPC-ROCK

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/2007 - 09/30/2007

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Multi-Strategy Hedge Advantage                               BLACKROCK

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2007 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock Multi-Strategy Hedge Advantage

================================================================================
Table of Contents                                                           Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summary .............................................................     4
Disclosure of Expenses ...................................................     5
Financial Statements:
  Schedule of Investments ................................................     6
  Statement of Assets and Liabilities ....................................     7
  Statement of Operations ................................................     7
  Statements of Changes in Net Assets ....................................     8
  Statement of Cash Flows ................................................     9
Financial Highlights .....................................................    10
Notes to Financial Statements ............................................    11
Proxy Results ............................................................    14
BlackRock Privacy Principles .............................................    15
Availability of Quarterly Schedule of Investments ........................    15
Electronic Delivery ......................................................    15
Officers and Trustees ....................................................    15


2       BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2007

A Letter to Shareholders

Dear Shareholder

The September reporting period took financial markets on a wild ride. While subprime mortgage woes dominated headlines for much of 2007, troubles intensified in the final months of the period, spawning a widespread "credit crunch" that crept into other areas of the market. The U.S. Federal Reserve Board (the "Fed") and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the discount rate, the rate banks pay to borrow money directly from the Fed, from 6.25% to 5.25% in two moves in August and September. The central bankers also cut the more widely followed federal funds target rate, which had remained unchanged at 5.25% for over a year, to 4.75% in September. After a tumultuous summer, the dust began to settle toward period-end amid speculation that the worst of the credit crunch had passed.

Although heightened volatility and a weakening U.S. economy have been recurring themes throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition activity, a key source of strength for equity markets. However, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy and troubled housing market.

In fixed income markets, mixed economic signals and the credit market debacle resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.59% by period-end, while prices correspondingly rose.

Against this backdrop, financial markets posted generally positive results for the six-month period, and relatively stronger returns for the full year ended September 30, 2007:

Total Returns as of September 30, 2007                                               6-month     12-month
=========================================================================================================
U.S. equities (S&P 500 Index)                                                         +8.44%      +16.44%
---------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                          +1.19       +12.34
---------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                     +8.72       +24.86
---------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                              +2.31       + 5.14
---------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                        +1.15       + 3.10
---------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)      +0.56       + 7.62
---------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to view "What's Ahead in 2007: Third Quarter Update" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                                  Sincerely,


                                                  /s/ Robert C. Doll, Jr.

                                                  Robert C. Doll, Jr.
                                                  Vice Chairman, BlackRock, Inc.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of September 30, 2007

Fund Information

The following charts show the ten largest holdings and investments by strategy of the Fund's long-term investments:

Ten Largest Holdings

Kinetics Fund Inc. .....................................................    6.7%
Trivium Offshore Fund Ltd. .............................................    6.3
Drawbridge Global Macro Fund Ltd. ......................................    5.5
HBK Offshore Fund Ltd. .................................................    5.5
Glenview Capital Partners Ltd. .........................................    5.4
SR Phoenicia Inc. ......................................................    4.7
Hayground Cove Overseas Partners Ltd. ..................................    4.5
Graham Global Invest Fund II Ltd. ......................................    4.1
Campbell Global Assets Fund Ltd. .......................................    4.1
Aristeia International Ltd. ............................................    3.8
-------------------------------------------------------------------------------

Investments by Strategy

                                                             9/30/07     3/31/07
--------------------------------------------------------------------------------
Equity Opportunistic ...................................      41.4%       40.5%
Directional ............................................      17.2        23.7
Multi-Strategy .........................................      16.1        12.6
Event Driven ...........................................       9.0         6.4
High Yield .............................................       8.8         8.3
Convertible Arbitrage ..................................       5.6         6.0
Equity Neutral .........................................       1.9         2.5
--------------------------------------------------------------------------------

The table below summarizes the change in the Fund's net asset value per share:

--------------------------------------------------------------------------------
                          9/30/07      3/31/07      Change      High       Low
--------------------------------------------------------------------------------
Net Asset Value ......    $1.0604      $1.0387       2.09%    $1.0941    $1.0387
--------------------------------------------------------------------------------

The table below provides the Fund's average annual total returns:

Average Annual Total Return

                                                  Return Without    Return With
                                                   Sales Charge    Sales Charge*
================================================================================
One Year Ended 9/30/07                                +8.42%           +5.17%
--------------------------------------------------------------------------------
Inception (9/01/05)
through 9/30/07                                       +6.74            +5.19
--------------------------------------------------------------------------------
*     Maximum sales charge is 3%.

      Past results shown should not be considered a representation of future performance.


4       BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2007

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on April 1, 2007 and held through September 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

                                                  Actual                                            Hypothetical**
                             -------------------------------------------------     -------------------------------------------------
                               Beginning        Ending                               Beginning       Ending
                             Account Value  Account Value     Expenses Paid        Account Value  Account Value     Expenses Paid
                             April 1, 2007  Sept. 30, 2007  During the Period*     April 1, 2007  Sept. 30, 2007  During the Period*
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Multi-Strategy
  Hedge Advantage .........     $1,000          $1,021            $11.92               $1,000         $1,013            $11.88
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 2.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal six months divided by 365.


      BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2007       5

Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

Strategy                                                   Portfolio Funds                                                 Value
===================================================================================================================================
Convertible Arbitrage -- 5.8%                              Aristeia International Ltd.                                  $ 2,287,555
                                                           Waterstone Market Neutral Offshore Fund Ltd.                   1,072,885
                                                                                                                        -----------
                                                                                                                          3,360,440
===================================================================================================================================
Directional -- 17.8%                                       Bayswater Global Quant Alpha Fund Ltd.                         2,113,261
                                                           Campbell Global Assets Fund Ltd.                               2,460,920
                                                           Drawbridge Global Macro Fund Ltd.                              3,313,711
                                                           Graham Global Invest Fund II Ltd.                              2,490,298
                                                                                                                        -----------
                                                                                                                         10,378,190
===================================================================================================================================
Equity Neutral -- 2.0%                                     Ventus US$ Double Leverage Fund                                1,139,941
===================================================================================================================================
Equity Opportunistic -- 42.7%                              Altairis Offshore Levered Ltd.                                 2,255,007
                                                           Cantillon Europe Ltd.                                          1,632,982
                                                           Glenview Capital Partners Ltd.                                 3,261,837
                                                           Hayground Cove Overseas Partners Ltd.                          2,721,923
                                                           Kinetics Fund Inc.                                             4,035,938
                                                           Maverick Levered Fund Ltd.                                       889,934
                                                           Neon Liberty Emerging Markets Fund Ltd.                        1,922,625
                                                           North Sound Legacy International Ltd.                          1,592,856
                                                           SR Phoenicia Inc.                                              2,810,217
                                                           Trivium Offshore Fund Ltd.                                     3,798,316
                                                                                                                        -----------
                                                                                                                         24,921,635
===================================================================================================================================
Event Driven -- 9.3%                                       Amber Fund Cayman Ltd.                                         1,963,664
                                                           Gruss Global Investors Ltd.                                    2,283,412
                                                           York European Opportunities Unit Trust                         1,167,870
                                                                                                                        -----------
                                                                                                                          5,414,946
===================================================================================================================================
High Yield -- 9.0%                                         Avenue Europe International Ltd.                               1,636,915
                                                           GoldenTree European Select Opportunities Ltd.                  1,658,349
                                                           LibertyView Credit Opportunities Fund Ltd.                       895,342
                                                           Ore Hill International Fund Ltd.                               1,074,523
                                                                                                                        -----------
                                                                                                                          5,265,129
===================================================================================================================================
Multi-Strategy -- 16.6%                                    The Canyon Value Realization Fund (Cayman) Ltd.                1,423,141
                                                           HBK Offshore Fund Ltd.                                         3,292,489
                                                           OZ Europe Overseas Fund II Ltd.                                2,186,312
                                                           Sandelman Partners Multi-Strategy Fund Ltd.                    1,933,820
                                                           York Investments Ltd.                                            837,711
                                                                                                                        -----------
                                                                                                                          9,673,473
===================================================================================================================================
Total Investments** (Cost -- $51,817,512*) -- 103.2%                                                                     60,153,754

Liabilities in Excess of Other Assets -- (3.2%)                                                                          (1,843,904)
                                                                                                                        -----------
Net Assets -- 100.0%                                                                                                    $58,309,850
                                                                                                                        ===========

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..........................................    $ 58,982,396
                                                                   ============
      Gross unrealized appreciation ...........................    $  3,227,535
      Gross unrealized depreciation ...........................      (2,056,177)
                                                                   ------------
      Net unrealized appreciation .............................    $  1,171,358
                                                                   ============

**    Non-income producing securities.

      See Notes to Financial Statements.


6       BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2007

Statement of Assets and Liabilities

As of September 30, 2007 (Unaudited)
===============================================================================
Assets
-------------------------------------------------------------------------------
Investments in Portfolio Funds,* at value
(identified cost -- $51,817,512) ..............................    $ 60,153,754
Cash ..........................................................         671,343
Investments paid in advance ...................................       1,700,000
Investments sold receivable ...................................          57,999
Interest receivable ...........................................           7,340
Prepaid expenses and other assets .............................          26,999
                                                                   ------------
Total assets ..................................................      62,617,435
                                                                   ------------

===============================================================================
Liabilities
-------------------------------------------------------------------------------
Payables:
  Investment adviser ..........................................         227,109
  Service agents ..............................................          37,519
Redemptions payable ...........................................       3,088,487
Subscriptions received in advance .............................         569,282
Accrued expenses and other liabilities ........................         385,188
                                                                   ------------
Total liabilities .............................................       4,307,585
                                                                   ------------

===============================================================================
Net Assets
-------------------------------------------------------------------------------
Net assets ....................................................    $ 58,309,850
                                                                   ============

===============================================================================
Net Assets Consist of
-------------------------------------------------------------------------------
Shares, $.01 par value, unlimited number of shares authorized .    $    549,868
Paid-in capital in excess of par ..............................      54,884,540
Unrealized appreciation on investments -- net .................       8,336,242
Accumulated realized loss on investments -- net ...............        (271,285)
Distributions in excess of net investment income ..............      (5,189,515)
                                                                   ------------
Total accumulated earnings -- net .............................       2,875,442
                                                                   ============
Net Assets ....................................................    $ 58,309,850
                                                                   ============
Shares outstanding ............................................      54,986,831
                                                                   ============
Net asset value per share .....................................    $     1.0604
                                                                   ============

*     Non-income producing securities.

      See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended September 30, 2007 (Unaudited)
===============================================================================
Investment Income
-------------------------------------------------------------------------------
Interest ......................................................    $     49,485
                                                                   ------------

===============================================================================
Expenses
-------------------------------------------------------------------------------
Investment advisory fees ......................................         455,029
Accounting and administration services ........................          91,973
Service agent fees ............................................          76,218
Printing and shareholder reports ..............................          41,836
Custodian fees ................................................          17,738
Loan interest expense .........................................           8,956
Professional fees .............................................           6,297
Offering costs ................................................           4,922
Other .........................................................          11,059
                                                                   ------------
Total expenses ................................................         714,028
                                                                   ------------
Investment loss -- net ........................................        (664,543)
                                                                   ------------

===============================================================================
Unrealized/Realized Gain -- Net
-------------------------------------------------------------------------------
Change in unrealized appreciation on investments -- net .......       1,668,003
Realized gain on investments -- net ...........................         286,062
                                                                   ------------
Total unrealized/realized gain -- net .........................       1,954,065
                                                                   ------------
Net Increase in Net Assets Resulting from Operations ..........    $  1,289,522
                                                                   ============

      See Notes to Financial Statements.


      BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2007       7

Statements of Changes in Net Assets

                                                                                                       For the Six
                                                                                                      Months Ended        For the
                                                                                                      September 30,      Year Ended
                                                                                                          2007            March 31,
Increase in Net Assets                                                                                 (Unaudited)          2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment loss -- net ...........................................................................    $   (664,543)    $ (1,453,435)
Change in unrealized appreciation on investments -- net ..........................................       1,668,003        4,518,850
Realized gain on investments -- net ..............................................................         286,062          734,826
                                                                                                      -----------------------------
Net increase in net assets resulting from operations .............................................       1,289,522        3,800,241
                                                                                                      -----------------------------
===================================================================================================================================
Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net .........................................................................              --       (4,333,584)
                                                                                                      -----------------------------
Net decrease in net assets resulting from distribution to shareholders ...........................              --       (4,333,584)
                                                                                                      -----------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from issuance of Shares .................................................................       4,506,420       17,307,915
Valuation of Shares issued to shareholders on reinvestment of distributions ......................              --        4,040,442
Fair value of Shares tendered ....................................................................      (5,490,027)      (4,569,957)
                                                                                                      -----------------------------
Net increase (decrease) in net assets derived from capital transactions ..........................        (983,607)      16,778,400
                                                                                                      -----------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets .....................................................................         305,915       16,245,057
Beginning of period ..............................................................................      58,003,935       41,758,878
                                                                                                      -----------------------------
End of period* ...................................................................................    $ 58,309,850     $ 58,003,935
                                                                                                      =============================
    * Accumulated investment loss -- net .........................................................    $ (5,189,515)    $ (4,524,972)
                                                                                                      =============================

      See Notes to Financial Statements.


8       BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2007

Statement of Cash Flows

For the Six Months Ended September 30, 2007 (Unaudited)
===================================================================================================================================
Cash Provided by Operating Activities
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations ...............................................................    $ 1,289,522
                                                                                                                        -----------
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
    Decrease in investments paid in advance ........................................................................      3,200,000
    Decrease in receivables and other assets .......................................................................      4,521,149
    Decrease in other liabilities ..................................................................................       (140,794)
    Change in unrealized appreciation on investments -- net ........................................................     (1,668,003)
    Realized gain on investments -- net ............................................................................       (286,062)
Purchases of long-term securities ..................................................................................     (7,501,976)
Sales of long-term securities                                                                                             4,361,061
                                                                                                                        -----------
Net cash provided by investing activities ..........................................................................      3,774,897
                                                                                                                        -----------
===================================================================================================================================
Cash Used for Financing Activities
-----------------------------------------------------------------------------------------------------------------------------------
Receipts from issuance of Shares (including subscriptions received in advance of $569,282) .........................      4,434,992
Payments for tender of Shares ......................................................................................     (4,582,459)
Payments on borrowings .............................................................................................     (3,200,000)
                                                                                                                        -----------
Net cash used for financing activities                                                                                   (3,347,467)
                                                                                                                        -----------
===================================================================================================================================
Cash
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in cash ...............................................................................................        427,430
Cash at beginning of period ........................................................................................        243,913
                                                                                                                        -----------
Cash at end of period ..............................................................................................    $   671,343
                                                                                                                        ===========
===================================================================================================================================
Cash Flow Information
-----------------------------------------------------------------------------------------------------------------------------------
Cash paid for interest .............................................................................................    $     9,635
                                                                                                                        ===========

      See Notes to Financial Statements.


      BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2007       9

Financial Highlights

                                                                                For the Six                          For the Period
                                                                                Months Ended        For the            September 1,
                                                                                September 30,      Year Ended           2005+ to
The following ratios have been derived from                                        2007             March 31,           March 31,
information provided in the financial statements.                               (Unaudited)           2007                2006
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......................................    $     1.0387       $     1.0486       $     1.0000
                                                                               ----------------------------------------------------
Investment loss -- net*** .................................................          (.0117)            (.0286)            (.0158)
Unrealized/realized gain on investments ...................................           .0334              .0999              .0644
                                                                               ----------------------------------------------------
Total from investment operations ..........................................           .0217              .0713              .0486
                                                                               ----------------------------------------------------
Less distributions:
    Investment income -- net ..............................................              --             (.0812)                --
                                                                               ----------------------------------------------------
Total distributions .......................................................              --             (.0812)                --
                                                                               ----------------------------------------------------
Net asset value, end of period ............................................    $     1.0604       $     1.0387       $     1.0486
                                                                               ====================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return ...................................................            2.09%@             6.99%              4.86%@
                                                                               ====================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses ..................................................................            2.35%*             3.15%              5.68%*
                                                                               ====================================================
Expenses net of reimbursement .............................................            2.35%*             2.92%              3.00%*
                                                                               ====================================================
Investment loss -- net ....................................................           (2.19%)*           (2.73%)            (2.70%)*
                                                                               ====================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ..................................    $     58,310       $     58,004       $     41,759
                                                                               ====================================================
Portfolio turnover ........................................................               7%                37%                 0%
                                                                               ====================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
@     Aggregate total investment return; not annualized.

      See Notes to Financial Statements.


10       BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2007

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Multi-Strategy Hedge Advantage (the "Fund") (formerly Multi-Strategy Hedge Advantage) is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers one class of shares, which may be sold with a front-end sales charge. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments in Portfolio Funds -- The Fund values its investments in Portfolio Funds at fair value in accordance with procedures established by the Board of Trustees. The valuations reported by the Portfolio Fund Managers of the Portfolio Funds, upon which the Fund calculates its month-end net asset value and net asset value per Share, may be subject to later adjustment, based upon information reasonably available at that time. The Fund will pay redemption proceeds, as well as calculate management fees, on the basis of net asset valuations determined using the best information available as of the valuation date. In the event a Portfolio Fund subsequently corrects, revises, or adjusts a valuation after the Fund has determined a net asset value, the Fund will generally not make any retroactive adjustment to such net asset value, or to any amounts paid based on such net asset value, to reflect a revised valuation.

(b) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Security transactions and investment income -- Portfolio Fund transactions are recorded on the effective dates of the transactions. Realized gains and losses on Portfolio Fund transactions are determined on the average cost basis. Interest income is recognized on the accrual basis.

(e) Cash balances -- The Fund maintains cash in the PNC interest- bearing money market account, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits. All interest income earned will be paid to the Fund.

(f) Recent accounting pronouncements -- Effective September 30, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The status of limitations on the Fund's tax returns remains open for the years ended March 31, 2006 through March 31, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact of the Fund's financial statements, if any, has not been determined.

(g) Offering costs -- Direct costs related to the initial public offering of the Fund's Shares were deferred and were amortized over the 12 month period beginning with the commencement of operations. Offering costs associated with the ongoing sale of the Fund's Shares are expensed as incurred.


      BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2007       11

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC ("BlackRock"). Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

BlackRock is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 1.50% of the average daily value of the Fund's net assets.

The Fund has also entered into a Member Services Agreement with FAM Distributors, Inc. ("FAMD" or the "Service Agent"), a subsidiary of Merrill Lynch. FAMD provides or arranges for provision of ongoing investor and shareholder servicing. The Fund pays a monthly fee computed at the annual rate of .25% of the Fund's average month-end assets (the "Service Fee"). The Service Fee will be paid to the Service Agent to reimburse it for payments made to broker-dealers and financial advisors that have agreed to provide ongoing investor and shareholder maintenance servicing to shareholders of the Fund and for ongoing investor servicing activities performed by the Service Agent.

For the six months ended September 30, 2007, FAMD received $116,528 in distribution fees on sales of shares in the Fund.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock and/or BlackRock, Inc. or its affiliates.

3. Investments:

Purchases of investments for the six months ended September 30, 2007 were $7,501,976.

Sales of investments for the six months ended September 30, 2007 were $4,361,061.

4. Capital Share Transactions:

An investor purchases Shares in the Fund and the Shares are offered at their net asset value. The minimum initial investment for each investor is $25,000 (net of any distribution fees) and the minimum additional investment is $10,000. An investor's subscription for Shares is irrevocable by the investor and will generally require the investor to maintain its investment in the Fund until such time as the Fund offers to repurchase the Shares in a tender offering. No Shareholder or other person holding Shares acquired from a shareholder will have the right to require the Fund to redeem the Shares. The Fund may, from time to time, repurchase Shares from shareholders in accordance with written tenders by shareholders at those times, in those amounts and on terms and conditions as the Board of Trustees may determine in its sole discretion. BlackRock expects that it will recommend to the Board of Trustees that the Fund offer to repurchase Shares from shareholders quarterly on the last business day of March, June, September and December.

Transactions in capital shares were as follows:

-------------------------------------------------------------------------------
For the Six Months                                                     Dollar
Ended September 30, 2007                               Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................      4,253,262     $ 4,506,420
Shares tendered ................................     (5,107,559)     (5,490,027)
                                                     --------------------------
Net decrease ...................................       (854,297)    $  (983,607)
                                                     ==========================

-------------------------------------------------------------------------------
For the Year                                                           Dollar
Ended March 31, 2007                                   Shares          Amount
-------------------------------------------------------------------------------
Shares sold ....................................     16,435,537     $17,307,915
Reinvestments ..................................      3,987,831       4,040,442
Shares tendered ................................     (4,404,998)     (4,569,957)
                                                     --------------------------
Net increase ...................................     16,018,370     $16,778,400
                                                     ==========================


12       BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2007

5. Investments in Portfolio Funds:

The following table lists the Fund's investments in Portfolio Funds for the six months ending September 30, 2007, none of which was a related party. The agreements related to investments in Portfolio Funds provide for the compensation in the form of management fees of 1% to 3% (per annum) of net assets and performance incentive fees or allocations of 20% to 25% of net profits earned.

Information about the underlying investments held by the Portfolio Funds is not readily available, so it is unknown whether the Portfolio Funds hold any single investment whereby the Fund's proportionate share exceeds 5% of the Fund's net assets at September 30, 2007.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Fees
                                         % of Fund's                         Net Income      -----------------------    Redemptions
Investments                            Total Fair Value     Fair Value         (Loss)        Management    Incentive     Permitted
------------------------------------------------------------------------------------------------------------------------------------
Altairis Offshore Levered                    3.8%          $ 2,255,007       $  165,023         1.5%          20%         Monthly
Amber Fund                                   3.3             1,963,664           80,735         1.5           20         Quarterly
Aristeia International                       3.8             2,287,555           50,317           1           20         Quarterly
Avenue Europe International                  2.7             1,636,915           55,697           2           20         Quarterly
Bayswater Global Quant Alpha Fund            3.5             2,113,261         (215,699)          2           20          Monthly
Campbell Global Assets Fund                  4.1             2,460,920         (408,788)          2           20          Monthly
Cantillion Europe                            2.7             1,632,982           82,291         1.5           20          Monthly
Canyon Value                                 2.4             1,423,141           41,270           2           20         Quarterly
Cornerstone International                     --(c)                 --(c)        43,885           1           20          Monthly
Drawbridge Global Macro                      5.5             3,313,711          127,715           2           20         Quarterly
Glenview Capital Partners                    5.4             3,261,837          205,559           2           20         Quarterly
GoldenTree European Select
  Opportunities                              2.8             1,658,349           51,048           2           20       Semi-Annually
Graham Global Investment Fund II
  Dis Port 2XL                               4.1             2,490,298         (456,351)          3           20          Monthly
Grossman Currency                             --(c)                 --(c)        20,087           2           25          Monthly
Gruss Global Investors                       3.8             2,283,412           (5,297)        1.5           20         Quarterly
Hayground Cove Overseas Partners             4.5             2,721,923          (16,768)        1.5           20          Monthly
HBK Offshore Fund                            5.5             3,292,489           (3,130)          2           20         Quarterly
Kinetics Fund                                6.7             4,035,938          658,896        1.25           20          Monthly
LibertyView Credit Opportunities             1.5               895,342           21,004           1           20          Monthly
Litespeed Offshore                            --(a)                 --(a)           859         1.5           20         Quarterly
Maverick Levered                             1.5               889,934          158,588           1           20         Quarterly
Neon Liberty Emerging Markets                3.2             1,922,625          137,143         1.5           20         Quarterly
North Sound Legacy International             2.6             1,592,856          154,830         1.5           20         Quarterly
Ore Hill International Fund                  1.8             1,074,523           (3,552)        1.5           20       Semi-Annually
OZ Europe Overseas Fund II                   3.6             2,186,312          153,069         2.5           20         Quarterly
Salem Futures Fund                            --(b)                 --(b)          (372)          1           20         Quarterly
Sandelman Partners Multi-Strategy Fund       3.2             1,933,820          (96,418)          2           20         Quarterly
SR Phoenicia                                 4.7             2,810,217          631,647           1           20          Monthly
Trivium Offshore                             6.3             3,798,316          412,016         1.5           20          Monthly
Ventus US$                                   1.9             1,139,941         (241,520)          2           20          Monthly
Waterstone Market Neutral                    1.8             1,072,885           24,110           2           20         Quarterly
York European Opportunities                  1.9             1,167,870           30,056           2           20         Quarterly
York Investment                              1.4               837,711           96,115           2           20         Quarterly
                                       ------------------------------------------------
Total                                        100%          $60,153,754       $1,954,065
                                       ================================================

(a)   The Fund fully redeemed from the Portfolio Funds as of December 31, 2006.
(b)   The Fund fully redeemed from the Portfolio Funds as of March 31, 2007.
(c)   The Fund fully redeemed from the Portfolio Funds as of April 30, 2007.


      BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2007       13

Notes to Financial Statements (concluded)

6. Short-Term Borrowings:

The Fund, along with another BlackRock registered investment company, BlackRock Multi-Strategy Hedge Opportunities LLC, has jointly entered into a $20,000,000 revolving credit agreement with Citibank, N.A. Amounts borrowed under the credit agreement bear interest at a rate equal to, at the Fund's election, the federal funds rate plus 1.25% or a base rate, as defined in the credit agreement or the Eurodollar rate plus 1.25%. Through September 30, 2007, the Fund had weighted average borrowings of $231,148. Interest rates on borrowings for the six months ended September 30, 2007 was 6.59%.

7. Risk Factors:

An investment in the Fund involves a high degree of risk, including the risk that the entire amount invested may be lost. The Fund allocates assets to Portfolio Managers and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults. No guarantee or representation is made that the investment program will be successful.

8. Subsequent Events:

On October 1, 2007, BlackRock, Inc. completed its acquisition of the fund-of-funds business of Quellos Group, LLC. The combined fund-of-funds platform, including the fund of funds advised by BlackRock Investment Management, LLC, will operate under the name BlackRock Alternative Advisors.

Throughout the normal course of business on October 1, 2007, there were additional proceeds of $569,282 from the issuance of shares by the Fund.

Proxy Results

During the six-month period ended September 30, 2007, the shareholders of BlackRock Multi-Strategy Hedge Advantage voted on the following proposal, which was approved at an annual shareholders' meeting on August 16, 2007. This proposal was part of the reorganization of the Fund's Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                                 Shares Voted        Shares Withheld
                                                                                     For               From Voting
--------------------------------------------------------------------------------------------------------------------
To elect the Fund's Board of Trustees:     G. Nicholas Beckwith, III              53,621,782            2,372,186
                                           Richard E. Cavanagh                    53,504,340            2,489,628
                                           Richard S. Davis                       53,621,782            2,372,186
                                           Kent Dixon                             53,504,340            2,489,628
                                           Frank J. Fabozzi                       53,504,340            2,489,628
                                           Kathleen F. Feldstein                  53,621,782            2,372,186
                                           James T. Flynn                         53,621,782            2,372,186
                                           Henry Gabbay                           53,621,782            2,372,186
                                           Jerrold B. Harris                      53,621,782            2,372,186
                                           R. Glenn Hubbard                       53,621,782            2,372,186
                                           W. Carl Kester                         53,621,782            2,372,186
                                           Karen P. Robards                       53,621,782            2,372,186
                                           Robert S. Salomon, Jr.                 53,621,782            2,372,186
--------------------------------------------------------------------------------------------------------------------


14       BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2007

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.

Officers and Trustees as of September 30, 2007

Robert C. Doll, Jr., Fund President and Trustee
David O. Beim, Trustee
James T. Flynn, Trustee
W. Carl Kester, Trustee
Karen P. Robards, Trustee
Donald C. Burke, Vice President and Treasurer
Karen Clark, Chief Compliance Officer
Howard Surloff, Secretary

Custodian

PFPC Trust Company
8800 Tinicum Boulevard
4th Floor
Philadelphia, PA 19153

Administrator & Escrow Agent

PFPC, Inc.
Wilmington, DE 19809


      BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE       SEPTEMBER 30, 2007       15

BlackRock Multi-Strategy Hedge Advantage seeks high total return over a full market cycle through investments in hedge funds and other investment vehicles pursuing alternative investment strategies.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 866-878-2987 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

BlackRock Multi-Strategy Hedge Advantage
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                       BLACKROCK

                                                                       #MHA-9/07

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Strategy Hedge Advantage


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer of
    BlackRock Multi-Strategy Hedge Advantage

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Multi-Strategy Hedge Advantage

Date: November 20, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock Multi-Strategy Hedge Advantage

Date: November 20, 2007